BALANCES IN FOREIGN CURRENCY AND FOREIGN CURRENCY EXCHANGE RATE IMPACT IN PROFIT OR LOSS. (Details 1) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Other current financial liabilities	$ 1,082,525	$ 375,451
Current lease liabilities	47,242	36,784
Trade and other current payables	760,455	812,838
Accounts payable to related companies	6,958	14,280
Other short-term provisions	3,905	9,513
Current tax liabilities	13,318	26,869
Current provisions for employee benefits	7,863	7,571
Other current non-financial liabilities	50,148	242,978
Current liabilities other than liabilities included in disposal groups classified as held for sale	1,972,414	1,526,284
Liabilities included in disposal groups classified as held for sale	99,328	0
Total current liabilities	2,071,742	1,526,284
Other non-current financial liabilities	5,521,568	5,155,371
Non-current lease liabilities	512,140	227,440
Other non-current payables	50,577	20,116
Non-current accounts payable to related companies	22,981	6,731
Other long-term provisions	28,651	40,706
Deferred tax liabilities	1,543,624	1,785,915	$ 1,747,805
Non-current provisions for employee benefits	86,462	87,689
Other non-current non-financial liabilities	63,590	69,872
Total non-current liabilities	7,829,593	7,393,840
Total liabilities	9,901,335	8,920,124	$ 8,849,807
US dollars [Member]
Statement [Line Items]
Other current financial liabilities	935,282	252,091
Current lease liabilities	11,215	10,636
Trade and other current payables	150,867	234,226
Accounts payable to related companies	0	202
Other short-term provisions	2,542	7,934
Current tax liabilities	13,313	19,482
Current provisions for employee benefits	0	0
Other current non-financial liabilities	6,868	192,359
Current liabilities other than liabilities included in disposal groups classified as held for sale	1,120,087
Liabilities included in disposal groups classified as held for sale	0
Total current liabilities	1,120,087	716,930
Other non-current financial liabilities	3,453,766	3,637,416
Non-current lease liabilities	114,984	120,656
Other non-current payables	22,814	0
Non-current accounts payable to related companies	15,400	0
Other long-term provisions	0	1,677
Deferred tax liabilities	1,289,086	1,681,957
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	0	0
Total non-current liabilities	4,896,050	5,441,706
Total liabilities	6,016,137	6,158,636
Euro [Member]
Statement [Line Items]
Other current financial liabilities	72,415	69,139
Current lease liabilities	95	91
Trade and other current payables	18,933	23,277
Accounts payable to related companies	0	0
Other short-term provisions	0	0
Current tax liabilities	0	5,123
Current provisions for employee benefits	0	0
Other current non-financial liabilities	61	51
Current liabilities other than liabilities included in disposal groups classified as held for sale	91,504
Liabilities included in disposal groups classified as held for sale	0
Total current liabilities	91,504	97,681
Other non-current financial liabilities	342,013	386,186
Non-current lease liabilities	55	110
Other non-current payables	0	0
Non-current accounts payable to related companies	0	0
Other long-term provisions	0	0
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	0	0
Total non-current liabilities	342,068	386,296
Total liabilities	433,572	483,977
Brazilian Real [Member]
Statement [Line Items]
Other current financial liabilities	19,143	2,810
Current lease liabilities	17,487	10,063
Trade and other current payables	88,484	82,988
Accounts payable to related companies	0	0
Other short-term provisions	0	264
Current tax liabilities	5	1,512
Current provisions for employee benefits	0	0
Other current non-financial liabilities	25,086	33,011
Current liabilities other than liabilities included in disposal groups classified as held for sale	150,205
Liabilities included in disposal groups classified as held for sale	99,328
Total current liabilities	249,533	130,648
Other non-current financial liabilities	186,687	67,080
Non-current lease liabilities	346,524	91,206
Other non-current payables	9,714	2,462
Non-current accounts payable to related companies	0	0
Other long-term provisions	3,299	12,512
Deferred tax liabilities	29,744	97,822
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	63,574	69,849
Total non-current liabilities	639,542	340,931
Total liabilities	889,075	471,579
Argentine Pesos [Member]
Statement [Line Items]
Other current financial liabilities	496	17
Trade and other current payables	46,403	54,078
Accounts payable to related companies	0	0
Other short-term provisions	0	0
Current tax liabilities	0	0
Current provisions for employee benefits	0	0
Other current non-financial liabilities	3,014	5,120
Current liabilities other than liabilities included in disposal groups classified as held for sale	49,913
Liabilities included in disposal groups classified as held for sale	0
Total current liabilities	49,913	59,215
Other non-current financial liabilities	0	0
Non-current lease liabilities	0	0
Other non-current payables	0	0
Non-current accounts payable to related companies	0	0
Other long-term provisions	25,352	26,517
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	6	10
Total non-current liabilities	25,358	26,527
Total liabilities	75,271	85,742
Mexican Pesos [Member]
Statement [Line Items]
Other current financial liabilities	0	0
Current lease liabilities	1,879	1,579
Trade and other current payables	18,336	16,791
Accounts payable to related companies	0	0
Other short-term provisions	0	0
Current tax liabilities	0	752
Current provisions for employee benefits	0	0
Other current non-financial liabilities	7,827	4,828
Current liabilities other than liabilities included in disposal groups classified as held for sale	28,042
Liabilities included in disposal groups classified as held for sale	0
Total current liabilities	28,042	23,950
Other non-current financial liabilities	0	0
Non-current lease liabilities	1,661	1,659
Other non-current payables	0	0
Non-current accounts payable to related companies	0	0
Other long-term provisions	0	0
Deferred tax liabilities	7,193	6,136
Non-current provisions for employee benefits	1,209	957
Other non-current non-financial liabilities	0	0
Total non-current liabilities	10,063	8,752
Total liabilities	38,105	32,702
Other Country Currencies [Member]
Statement [Line Items]
Other current financial liabilities	0	0
Current lease liabilities	66	23
Trade and other current payables	14,609	10,476
Accounts payable to related companies	0	0
Other short-term provisions	0	0
Current tax liabilities	0	0
Current provisions for employee benefits	0	0
Other current non-financial liabilities	1	16
Current liabilities other than liabilities included in disposal groups classified as held for sale	14,676
Liabilities included in disposal groups classified as held for sale	0
Total current liabilities	14,676	10,515
Other non-current financial liabilities	0	0
Non-current lease liabilities	130	0
Other non-current payables	0	0
Non-current accounts payable to related companies	0	0
Other long-term provisions	0	0
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	0	0
Total non-current liabilities	130	0
Total liabilities	14,806	10,515
Chilean Pesos [Member]
Statement [Line Items]
Other current financial liabilities	0	0
Current lease liabilities	11,107	10,716
Trade and other current payables	381,289	351,646
Accounts payable to related companies	6,958	14,078
Other short-term provisions	18	0
Current tax liabilities	0	0
Current provisions for employee benefits	7,863	7,571
Other current non-financial liabilities	7,291	7,593
Current liabilities other than liabilities included in disposal groups classified as held for sale	414,526
Liabilities included in disposal groups classified as held for sale	0
Total current liabilities	414,526	391,604
Other non-current financial liabilities	0	0
Non-current lease liabilities	22,382	549
Other non-current payables	18,049	17,654
Non-current accounts payable to related companies	7,581	6,731
Other long-term provisions	0	0
Deferred tax liabilities	217,601	0
Non-current provisions for employee benefits	85,253	86,732
Other non-current non-financial liabilities	10	13
Total non-current liabilities	350,876	111,679
Total liabilities	765,402	503,283
Unidad de Fomento [Member]
Statement [Line Items]
Other current financial liabilities	55,189	51,394
Current lease liabilities	5,393	3,676
Trade and other current payables	41,534	39,356
Accounts payable to related companies	0	0
Other short-term provisions	1,345	1,315
Current tax liabilities	0	0
Current provisions for employee benefits	0	0
Other current non-financial liabilities	0	0
Current liabilities other than liabilities included in disposal groups classified as held for sale	103,461
Liabilities included in disposal groups classified as held for sale	0
Total current liabilities	103,461	95,741
Other non-current financial liabilities	1,539,102	1,064,689
Non-current lease liabilities	26,404	13,260
Other non-current payables	0	0
Non-current accounts payable to related companies	0	0
Other long-term provisions	0	0
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	0	0
Total non-current liabilities	1,565,506	1,077,949
Total liabilities	$ 1,668,967	$ 1,173,690